Convertible Redeemable Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Classes Of Share Capital [Abstract]
Summary of Movement of Convertible Redeemable Preferred Shares

The movement of the convertible redeemable preferred shares is set out as below:

December 31, 2020
US$’000
At January 1, 2020	—
Issuance of the Series A Preference Shares on March 30, 2020 and on April 16, 2020	160,450
Fair value loss of the Series A Preferred Shares	79,984
Conversion to ordinary shares	(240,434)
At December 31, 2020	—